CONSOLIDATED BALANCE SHEET (unaudited) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant & equipment	$ 3,742	$ 3,711
Right-of-use assets	372	372
Goodwill	8,905	8,905
Intangible assets other than goodwill	8,811	8,765
Deferred tax assets	409	409
Financial assets	246	217
Other non-current assets	225	234
Total non-current assets	22,710	22,613
Current assets
Inventories	1,988	1,899
Trade receivables	1,603	1,496
Income tax receivables	12	9
Cash and cash equivalents	1,030	1,575
Other current assets	384	407
Total current assets	5,017	5,386
Total assets	27,727	27,999
Equity
Share capital	20	20
Reserves	19,521	19,236
Total equity	19,541	19,256
Non-current liabilities
Financial debts	3,883	3,966
Lease liabilities	344	339
Deferred tax liabilities	896	1,026
Provisions & other non-current liabilities	743	940
Total non-current liabilities	5,866	6,271
Current liabilities
Trade payables	930	903
Financial debts	87	114
Lease liabilities	66	67
Current income tax liabilities	221	187
Provisions & other current liabilities	1,016	1,201
Total current liabilities	2,320	2,472
Total liabilities	8,186	8,743
Total equity and liabilities	$ 27,727	$ 27,999